Stockholders Equity	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10. STOCKHOLDERS EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of February 29, 2012:

Common Stock:

$0.001 par value, 500,000,000 shares authorized 25,782, 996 shares issued and outstanding as of February 29, 2012.

Preferred Stock:

$0.001 par value 5,000,000 shares authorized of 100,000 shares authorized is authorized as Series AA Preferred Stock , $001 par value of which 5,000 shares are issued and outstanding  as of  February 29, 2012  and 4,400,000 is authorized as Series B Preferred Stock of which no shares are issued and outstanding as of February 29, 2012.

NOTE 13.  STOCKHOLDERS' EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of  August 31, 2011:

Common Stock:

$0.001 par value, 70,000,000 shares authorized 20,840,501 shares issued and outstanding as of May 31, 2011.

Preferred Stock:

$0.001 par value 5,000,000 shares authorized of 100,000 shares authorized is authorized as Series AA Preferred Stock , $001 par value of which 5,000 shares are issued and outstanding  as of August 31,  2011.